TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –

Conservative VP

Transamerica BlackRock iShares Active Asset Allocation –

Moderate Growth VP

Transamerica BlackRock iShares Active Asset Allocation –

Moderate VP

Transamerica BlackRock iShares Dynamic Allocation –

Balanced VP

Transamerica BlackRock iShares Dynamic Allocation –

Moderate Growth VP

Transamerica BlackRock Tactical Allocation VP

Transamerica Goldman Sachs 70/30 Allocation VP

Transamerica Goldman Sachs Managed Risk –

Balanced ETF VP

Transamerica Goldman Sachs Managed Risk –

Conservative ETF VP

Transamerica Goldman Sachs Managed Risk –

Growth ETF VP

Transamerica International Focus VP

Transamerica JPMorgan International Moderate Growth VP

Transamerica JPMorgan Tactical Allocation VP

Transamerica MSCI EAFE Index VP

Transamerica TSW International Equity VP

Supplement to the Currently Effective Prospectus and Summary Prospectuses

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The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub-heading “Average Annual Total Returns”:

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Transamerica BlackRock iShares Active Asset Allocation – Conservative VP

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	11.10%	5.46%	4.68%

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Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	17.60%	9.82%	7.42%

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Transamerica BlackRock iShares Active Asset Allocation – Moderate VP

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP Blended Benchmark[3] (reflects no deduction for fees, expenses or taxes)	13.86%	7.34%	5.86%

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Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	14.03%	8.27%	6.97%

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Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	18.05%	10.89%	8.63%

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Transamerica BlackRock Tactical Allocation VP

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	4.78%

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Transamerica Goldman Sachs 70/30 Allocation VP

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception
Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	17.97%	9.57%

[2]

The Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark consists of the following: 49% Russell 3000® Index; 18.9% MSCI EAFE Index; 2.1% MSCI Emerging Markets Index; and 30% Bloomberg US Aggregate Bond Index.

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Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	14.06%	7.20%	5.76%

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Transamerica Goldman Sachs Managed Risk – Conservative ETF VP

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	11.57%	5.50%	4.70%

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Transamerica Goldman Sachs Managed Risk – Growth ETF VP

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica Goldman Sachs Managed Risk – Growth ETF VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	18.57%	10.19%	7.67%

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Transamerica International Focus VP

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	4.78%

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Transamerica JPMorgan International Moderate Growth VP

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI World Index ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	18.60%	9.02%	4.85%

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Transamerica JPMorgan Tactical Allocation VP

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica JPMorgan Tactical Allocation VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	10.06%	4.30%	3.93%

[2]

The Transamerica JP Morgan Tactical Allocation VP Blended Benchmark consists of the following: 75% Bloomberg US Aggregate Bond Index.; and 25% MSCI World Index. Prior to September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consisted of 75% Bloomberg Barclays US Aggregate Bond Index; 20% Russell 3000® Index; and 5% MSCI EAFE Index.

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Transamerica MSCI EAFE Index VP

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	6.25%	5/1/2017

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Transamerica TSW International Equity VP

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	4.78%

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Investors Should Retain this Supplement for Future Reference

July 2, 2024

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